As filed with the Securities and Exchange Commission on June 2, 2004.

1933 Act No. 333-42195
1940 Act No. 811-08553

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 25	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 26	[X]

EVERGREEN INTERNATIONAL TRUST

(Exact Name of Registrant as Specified in Charter)

200 Berkeley Street, Boston, Massachusetts 02116-5034

(Address of Principal Executive Offices)

(617) 210-3200

(Registrant's Telephone Number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

It is proposed  that this filing will become  effective:

[ ] immediately  upon filing  pursuant to paragraph (b)
[ ] on [Date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

PARTS A, B AND C

    The Registrant requests that the new effective date for this filing be July 21, 2004.

    The Prospectus and Statement of Additional Information of Evergreen Global Equity Allocation Fund and Part C of the Registrant are hereby incorporated by reference into this Post-Effective Amendment No. 25 from Post-Effective Amendment No. 24 filed on March 24, 2004.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 2nd day of June 2004.

EVERGREEN INTERNATIONAL TRUST
By: /s/ Michael H. Koonce
Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of June 2004.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Carol A. Kosel
Dennis H. Ferro*	Michael H. Koonce*	Carol A. Kosel*
President	Secretary	Treasurer
(Chief Executive Officer)		(Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Shirley L. Fulton
Richard J. Shima*	Shirley L. Fulton*
Trustee	Trustee

*By: /s/ Maureen E. Towle
      Maureen E. Towle
      Attorney-in-Fact

* Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

June 2, 2004

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:     Evergreen International Trust (the "Registrant")
                Post-Effective Amendment No. 25 to Registration Statement on
                Form N-1A

Ladies and Gentlemen:

    On behalf of the Registrant, I have enclosed for filing Post-Effective Amendment No. 25  (the "Amendment") to the Registrant's Registration Statement on
Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act").

    This filing is being made to delay the effective date of Post-Effective Amendment No. 24, filed on March 24, 2004. The Registrant requests that the new effective date of the filing be changed to July 21, 2004.

    If you have any  questions  or would like further  information,  please call me at (617) 210-3682.

                                                         Sincerely yours,
                                                        /s/ Maureen E. Towle
                                                         Maureen E. Towle

Enclosure